SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	May 31, 2026	Aug. 31, 2025
Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation:

Basis of Presentation and Principles of Consolidation:

The accompanying consolidated financial statements have been prepared by the Company in accordance with U.S. GAAP for financial information and pursuant to the applicable rules and regulations of the Securities and Exchange Commission (“SEC”).

The consolidated financial statements include the accounts of EvoAir International, WKL Eco Earth Holdings, WKL Eco Earth, WKL Green Energy, and its 67.5% owned EvoAir Manufacturing which included a 100% owned subsidiary, Evo Air Marketing, 55% owned WKL EcoEarth Indochina, and its 66.67% owned WKL Guanzhe.

All intercompany accounts and transactions have been eliminated in consolidation. In the opinion of the Management, the accompanying financial statements contain all adjustments (consisting of normal and recurring accruals) necessary to present fairly all financial statements in accordance with U.S. GAAP.

The non-controlling interests are presented in the consolidated balance sheets, separately from equity attributable to the stockholders of the Company. Non-controlling interests in the results of the Company are presented on the face of the consolidated statements of operations and comprehensive loss as an allocation of the total loss for the year between non-controlling interest holders and the stockholders of the Company.

Basis of Presentation and Principles of Consolidation:

The accompanying consolidated financial statements have been prepared by the Company in accordance with U.S. GAAP for financial information and pursuant to the applicable rules and regulations of the Securities and Exchange Commission (“SEC”).

The consolidated financial statements include the accounts of EvoAir International, WKL Eco Earth Holdings, WKL Eco Earth, WKL Green Energy, and its 67.5% owned EvoAir Manufacturing which included a 100% owned subsidiary, Evo Air Marketing, 55% owned WKL EcoEarth Indochina, and its 62.5% owned WKL Guanzhe.

All intercompany accounts and transactions have been eliminated in consolidation. In the opinion of the Management, the accompanying financial statements contain all adjustments (consisting of normal and recurring accruals) necessary to present fairly all financial statements in accordance with U.S. GAAP.

The non-controlling interests are presented in the consolidated balance sheets, separately from equity attributable to the stockholders of the Company. Non-controlling interests in the results of the Company are presented on the face of the consolidated statements of operations and comprehensive loss as an allocation of the total loss for the year between non-controlling interest holders and the stockholders of the Company.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of sales and expenses during the reporting periods. Key estimates in the accompanying consolidated financial statements include, among others, revenue recognition, allowances for credit losses and product returns, allowance for obsolete inventory, valuation of long-lived assets and Rights of Use (“ROU”) assets (including lease liabilities), and deferred income tax asset valuation allowances. Actual results could differ materially from these estimates.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of sales and expenses during the reporting periods. Key estimates in the accompanying consolidated financial statements include, among others, revenue recognition, allowances for credit losses and product returns, allowance for obsolete inventory, valuation of long-lived assets and Rights of Use (“ROU”) assets (including lease liabilities), and deferred income tax asset valuation allowances. Actual results could differ materially from these estimates.

Fiscal Year End	Fiscal Year End The Company operates on a fiscal-year basis, with the fiscal year ending on August 31.	Fiscal Year End The Company operates on a fiscal year basis with the fiscal year ending on August 31.
Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments with a maturity of three months or less to be cash equivalents. The Company places its cash with high credit quality financial institutions.

WKL Guanzhe business is primarily conducted in China and substantially all of revenue are denominated in RMB. The government of People’s Republic of China (“PRC”) imposes control over its foreign currency reserves in part through direct regulation of the conversion of RMB into foreign exchange and through restrictions on foreign trade.

Cash and Cash Equivalents

The Company considers all highly liquid investments with a maturity of three months or less to be cash equivalents. The Company places its cash with high credit quality financial institutions.

WKL Guanzhe business is primarily conducted in China and substantially all of revenue are denominated in RMB. The government of People’s Republic of China (“PRC”) imposes control over its foreign currency reserves in part through direct regulation of the conversion of RMB into foreign exchange and through restrictions on foreign trade.

Comprehensive Gain or Loss

Comprehensive Gain or Loss

ASC 220 “Comprehensive Income,” establishes standards for the reporting and display of comprehensive income and its components in the financial statements. As of May 31, 2026, and August 31, 2025, the Company established that there are items that represented components of comprehensive income and, therefore, has included a statement of comprehensive income in the financial statements.

Comprehensive Gain or Loss

ASC 220 “Comprehensive Income,” establishes standards for the reporting and display of comprehensive income and its components in the financial statements. As of August 31, 2025, and August 31, 2024, the Company established that there are items that represented components of comprehensive income and, therefore, has included a statement of comprehensive income in the financial statements.

Foreign Currency Translation

Foreign Currency Translation

The functional currency of Chinese operations is Chinese Renminbi, (“RMB”). The functional currency of the Company’s Singapore operations is Singapore dollars (“SGD”). The functional currency of the Company’s Malaysia operations is Ringgit Malaysia (“RM”). Management has adopted ASC 830 “Foreign Currency Matters” for transactions that occur in foreign currencies. Monetary assets denominated in foreign currencies are translated using the exchange rate prevailing at the balance sheet date. Average monthly rates are used to translate revenues and expenses.

Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transaction. Exchange gains or losses arising from foreign currency transactions are included in the determination of net income for the respective periods.

Assets and liabilities of the Company’s operations are translated into the reporting currency, United States Dollars, at the exchange rate in effect at the balance sheet dates. Revenue and expenses are translated at average rates in effect during the reporting periods. Equity transactions are recorded at the historical rate when the transaction occurred. The resulting translation adjustment is reflected as accumulated other comprehensive income, a separate component of stockholders’ equity in the statement of stockholders’ equity.

Foreign Currency Translation

The functional currency of Chinese operations is Chinese Renminbi, (“RMB”). The functional currency of the Company’s Singapore operations is Singapore dollars (“SGD”). The functional currency of the Company’s Malaysia operations is Ringgit Malaysia (“RM”). Management has adopted ASC 830 “Foreign Currency Matters” for transactions that occur in foreign currencies. Monetary assets denominated in foreign currencies are translated using the exchange rate prevailing at the balance sheet date. Average monthly rates are used to translate revenues and expenses.

Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transaction. Exchange gains or losses arising from foreign currency transactions are included in the determination of net income for the respective periods.

Assets and liabilities of the Company’s operations are translated into the reporting currency, United States Dollars, at the exchange rate in effect at the balance sheet dates. Revenue and expenses are translated at average rates in effect during the reporting periods. Equity transactions are recorded at the historical rate when the transaction occurred. The resulting translation adjustment is reflected as accumulated other comprehensive income, a separate component of stockholders’ equity in the statement of stockholders’ equity.

Credit Losses

Credit Losses

In June 2016, the FASB issued Accounting Standards Update (ASU) 2016-13, specifically Financial Instruments – Credit Losses (Topic 326), denoted as ASC 326. This regulatory framework supersedes the incurred loss methodology with the Current Expected Credit Loss (CECL) methodology. CECL necessitates the derivation of credit loss estimates for the remaining projected life of financial assets, encompassing historical data, prevailing conditions, and substantiated forecasts. Broadly applicable to financial assets assessed at amortized cost, including trade receivables, loan receivables, and held-to-maturity debt securities, CECL also extends its purview to certain off-balance sheet credit exposures, such as unfunded commitments to extend credit. In adherence to this methodology, financial assets measured at amortized cost are to be presented on financial statements at the net amount anticipated to be collected, incorporating an allowance for credit losses as a means of accounting for the estimated credit losses. The Company adopted ASU 2016-13 on September 1, 2023, using the modified retrospective method. See below allowance for credit losses for more information.

Credit Losses

In June 2016, the FASB issued Accounting Standards Update (ASU) 2016-13, specifically Financial Instruments – Credit Losses (Topic 326), denoted as ASC 326. This regulatory framework supersedes the incurred loss methodology with the Current Expected Credit Loss (CECL) methodology. CECL necessitates the derivation of credit loss estimates for the remaining projected life of financial assets, encompassing historical data, prevailing conditions, and substantiated forecasts. Broadly applicable to financial assets assessed at amortized cost, including trade receivables, loan receivables, and held-to-maturity debt securities, CECL also extends its purview to certain off-balance sheet credit exposures, such as unfunded commitments to extend credit. In adherence to this methodology, financial assets measured at amortized cost are to be presented on financial statements at the net amount anticipated to be collected, incorporating an allowance for credit losses as a means of accounting for the estimated credit losses. The Company adopted ASU 2016-13 on September 1, 2023, using the modified retrospective method. See below allowance for credit losses for more information.

Accounts Receivable and Allowance for Credit Losses

Accounts Receivable and Allowance for Credit Losses

Accounts receivable are recorded at the net value of the face amount less any allowance for expected credit loss. The allowance for expected credit loss is the Company’s best estimate of the amount of probable credit losses in our existing accounts receivable. An allowance for credit losses is recorded in the period when loss is probable based on an assessment of specific evidence indicating troubled collection, historical experience, accounts aging and other factors. The Company reviews the allowance for credit losses on a regular basis, and all past due balances are reviewed individually for collectability. An account receivable is written off after all collection efforts have ceased. Recoveries of receivables previously written off are recorded when received. Interest is not charged on past due accounts.

As of May 31, 2026, and August 31, 2025, our net accounts receivable totaled $ 34,402 and $56,235, respectively, after deducting allowances for credit losses of $26,497 and $25,409, respectively. The modest increase in the allowance for credit losses was attributable to foreign currency translation adjustments.

Accounts Receivable and Allowance for Credit Losses

Accounts receivable are recorded at the net value of the face amount less any allowance for expected credit loss. The allowance for expected credit loss is the Company’s best estimate of the amount of probable credit losses in our existing accounts receivable. An allowance for credit losses is recorded in the period when loss is probable based on an assessment of specific evidence indicating troubled collection, historical experience, accounts aging and other factors. The Company reviews the allowance for credit losses on a regular basis, and all past due balances are reviewed individually for collectability. An account receivable is written off after all collection effort has ceased. Recoveries of receivables previously written off are recorded when received. Interest is not charged on past due accounts.

As of August 31, 2025 and August 31, 2024, our accounts receivable amounted to $56,235 and $62,914, respectively, with no allowance for credit losses.

Inventories

Inventories

Inventories consist primarily of finished goods, raw materials, and work-in-process (“WIP”) from WKL Eco Earth, WKL EcoEarth Indochina, WKL Guanzhe, and EvoAir Manufacturing.

We value inventories at the lower of cost or net realizable value. We determine the costs of inventory using the standard cost method, which approximates actual cost based on a first-in, first-out method. All other costs, including administrative costs, are expensed as incurred.

Inventories

Inventories consist primarily of finished goods, raw materials, and work-in-process (“WIP”) from WKL Eco Earth, WKL EcoEarth Indochina, WKL Guanzhe, and EvoAir Manufacturing.

We value inventories at the lower of cost or net realizable value. We determine the costs of inventory using the standard cost method, which approximates actual cost based on a first-in, first-out method. All other costs, including administrative costs, are expensed as incurred.

Deposit, prepayments, and other receivables

Deposit, prepayments, and other receivables

Deposit, prepayments and other receivables are comprised of prepayments paid to vendors to initiate orders and prepaid services fees and are classified as current assets if such amounts are to be recognized within one year from the balance sheet date.

Deposit, prepayments, and other receivables

Deposit, prepayments and other receivables are comprised of prepayments paid to vendors to initiate orders and prepaid services fees and are classified as current assets if such amounts are to be recognized within one year from the balance sheet date.

Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment are recorded at cost. Depreciation is computed using the straight-line method over the estimated useful lives of the related capitalized assets. Property and equipment are depreciated over 5 to 10 years.

Useful lives
Plant and machineries	5 years
Office equipment	5 years
Vehicles	5 years
Furniture and equipment	10 years
Renovation	10 years

Repair and maintenance costs are charged to expense as incurred. At the time of retirement or other disposition of property, plant and equipment, the cost and accumulated depreciation will be removed from the accounts and the resulting gain or loss, if any, will be reflected in operations.

Property, Plant and Equipment

Property, plant and equipment are recorded at cost. Depreciation is computed using the straight-line method over the estimated useful lives of the related capitalized assets. Property and equipment are depreciated over 5 to 10 years.

Useful lives
Plant and machineries	5 years
Office equipment	5 years
Vehicles	5 years
Furniture and equipment	10 years
Renovation	10 years

Repair and maintenance costs are charged to expense as incurred. At the time of retirement or other disposition of property, plant and equipment, the cost and accumulated depreciation will be removed from the accounts and the resulting gain or loss, if any, will be reflected in operations.

Intangible Assets and Other Long-Lived Assets

Intangible Assets and Other Long-Lived Assets

The Company’s intangible assets consist of patents and trademarks related to assignments of intellectual properties by Dr. Low into WKL Eco Earth Holdings under the IP Assignments as contemplated in Note 1. The intangible assets are recorded at fair market value and are amortized using the straight-line method over an estimated life of 20 years for both patents and trademarks.

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. Recoverability of these assets is measured by comparison of their carrying amounts to future undiscounted cash flows the assets are expected to generate. If identifiable intangibles are considered to be impaired, the impairment to be recognized equals the amount by which the carrying value of the assets exceeds its fair market value.

Intangible Assets and Other Long-Lived Assets

The Company’s intangible assets consist of patents and trademarks related to assignments of intellectual properties by Dr. Low into WKL Eco Earth Holdings under the IP Assignments as contemplated in Note 1. The intangible assets are recorded at fair market value and are amortized using the straight-line method over an estimated life of 20 years for both patents and trademarks.

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. Recoverability of these assets is measured by comparison of their carrying amounts to future undiscounted cash flows the assets are expected to generate. If identifiable intangibles are considered to be impaired, the impairment to be recognized equals the amount by which the carrying value of the assets exceeds its fair market value.

Revenue Recognition

Revenue Recognition

Revenue is recognized when a customer obtains control of promised goods or services and is recognized in an amount that reflects the consideration that an entity expects to receive in exchange for those goods or services. In addition, the standard requires disclosure of the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. The Company does not disaggregate its revenue streams as the economic factors underlying the contracts are similar and provide no significant distinction. The amount of revenue that is recorded reflects the consideration that the Company expects to receive in exchange for those goods or services. The Company applies the following five-step model in order to determine this amount: (i) identification of the promised goods or services in the contract; (ii) determination of whether the promised goods or services are performance obligations, including whether they are distinct in the context of the contract; (iii) measurement of the transaction price, including the constraint on variable consideration; (iv) allocation of the transaction price to the performance obligations; and (v) recognition of revenue when (or as) the Company satisfies each performance obligation.

The Company only applies the five-step model to contracts when it is probable that the entity will collect the consideration it is entitled to in exchange for the goods or services it transfers to the customer. Once a contract is determined to be within the scope of ASC 606 at contract inception, the Company reviews the contract to determine which performance obligations the Company must deliver and which of these performance obligations are distinct. The Company recognizes as revenues the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied.

Revenue Recognition

Revenue is recognized when a customer obtains control of promised goods or services and is recognized in an amount that reflects the consideration that an entity expects to receive in exchange for those goods or services. In addition, the standard requires disclosure of the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. The Company does not disaggregate its revenue streams as the economic factors underlying the contracts are similar and provide no significant distinction. The amount of revenue that is recorded reflects the consideration that the Company expects to receive in exchange for those goods or services. The Company applies the following five-step model in order to determine this amount: (i) identification of the promised goods or services in the contract; (ii) determination of whether the promised goods or services are performance obligations, including whether they are distinct in the context of the contract; (iii) measurement of the transaction price, including the constraint on variable consideration; (iv) allocation of the transaction price to the performance obligations; and (v) recognition of revenue when (or as) the Company satisfies each performance obligation.

The Company only applies the five-step model to contracts when it is probable that the entity will collect the consideration it is entitled to in exchange for the goods or services it transfers to the customer. Once a contract is determined to be within the scope of ASC 606 at contract inception, the Company reviews the contract to determine which performance obligations the Company must deliver and which of these performance obligations are distinct. The Company recognizes as revenues the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied.

Deferred Revenue

Deferred Revenue

The Company collects customer deposits in advance for certain business contracts. These advance payments are initially recorded as deferred revenue on the balance sheet. As of May 31, 2026, and August 31, 2025, the Company recorded a deferred revenue balance of $25,929 and $11,005, respectively.

Deferred Revenue

The Company collects customer deposits in advance for certain business contracts. These advance payments are initially recorded as deferred revenue on the balance sheet. As of August 31, 2024, deferred revenue totaled $10,012, with $5,979 was recognized as revenue during the year ended August 31, 2025. As of August 31, 2025, the Company recorded a deferred revenue balance of $11,005.

Deferred Offering Costs

Deferred Offering Costs

The Company follows the requirements of the FASB ASC 340-10-S99-1 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A - “Expenses of Offering”. Deferred offering costs consist of underwriting, legal and other expenses incurred through the balance sheet date that are directly related to the intended initial public offering (“IPO”). Deferred offering costs will be charged to shareholders’ equity netted against the proceeds upon the completion of the IPO. Should the IPO prove to be unsuccessful, these deferred costs, as well as additional expenses to be incurred, will be charged to operations. The Company deferred $3,233,652 and $3,225,464 of offering costs as of May 31, 2026 and August 31, 2025 respectively. Such costs will be deferred and offset against the offering proceeds upon the completion of the IPO.

Deferred Offering Costs

The Company follows the requirements of the FASB ASC 340-10-S99-1 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A — “Expenses of Offering”. Deferred offering costs consist of underwriting, legal and other expenses incurred through the balance sheet date that are directly related to the intended initial public offering (“IPO”). Deferred offering costs will be charged to shareholders’ equity netted against the proceeds upon the completion of the IPO. Should the IPO prove to be unsuccessful, these deferred costs, as well as additional expenses to be incurred, will be charged to operations. The Company deferred $3,225,464 and $449,576 of offering costs as of August 31, 2025 and 2024 respectively. Such costs will be deferred and will be offset against the offering proceeds upon the completion of the IPO.

Leases

Leases

We have entered into operating agreements primarily for the office and factory. We determine if an arrangement is a lease at inception. For all classes of underlying assets, we elect not to recognize right of use assets or lease liabilities when a lease has a lease term of 12 months or less at the commencement date and does not include an option to purchase the underlying asset that we are reasonably certain to exercise. Operating lease assets and liabilities are included on our consolidated balance sheet as of May 31, 2026.

Operating lease assets and liabilities are recognized at the present value of future lease payments as of the lease commencement date. The interest rate used to determine the present value of the future lease payments is our incremental borrowing rate, because the interest rate implicit in most of our leases is not readily determinable. Our incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in the economic environments where the leased asset is located. Operating lease assets also include any prepaid lease payments and lease incentives. Our lease terms include periods under options to extend or terminate the lease when it is reasonably certain that we will exercise that option. We generally use the base, non-cancellable, lease term when determining the lease assets and liabilities. Operating lease expense is recognized on a straight-line basis over the lease term.

Our lease agreements generally contain lease and non-lease components. Non-lease components primarily include payments for maintenance and utilities. We combine fixed payments for non-lease components with our lease payments and account for them together as a single lease component, which increases the amount of our lease assets and liabilities.

Leases

We have entered into operating agreements primarily for office and factory. We determine if an arrangement is a lease at inception. For all classes of underlying assets, we elect not to recognize right of use assets or lease liabilities when a lease has a lease term of 12 months or less at the commencement date and does not include an option to purchase the underlying asset that we are reasonably certain to exercise. Operating lease assets and liabilities are included on our consolidated balance sheet as of August 31, 2025.

Operating lease assets and liabilities are recognized at the present value of the future lease payments at the lease commencement date. The interest rate used to determine the present value of the future lease payments is our incremental borrowing rate, because the interest rate implicit in most of our leases is not readily determinable. Our incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in the economic environments where the leased asset is located. Operating lease assets also include any prepaid lease payments and lease incentives. Our lease terms include periods under options to extend or terminate the lease when it is reasonably certain that we will exercise that option. We generally use the base, non-cancellable, lease term when determining the lease assets and liabilities. Operating lease expense is recognized on a straight-line basis over the lease term.

Our lease agreements generally contain lease and non-lease components. Non-lease components primarily include payments for maintenance and utilities. We combine fixed payments for non-lease components with our lease payments and account for them together as a single lease component, which increases the amount of our lease assets and liabilities.

Income Taxes

Income Taxes

The Company utilizes ASC Topic 740, “Income Taxes,” which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the consolidated financial statements or tax returns. The Company accounts for income taxes using the asset and liability method to compute the differences between the tax basis of assets and liabilities and the related financial amounts, using currently enacted tax rates. A valuation allowance is recorded when it is “more likely-than-not” that a deferred tax asset will not be realized.

The Company’s practice is to recognize interest and penalties, if any, related to uncertain tax positions in income tax expense in the consolidated statements of operations.

Income Taxes

The Company utilizes ASC Topic 740, “Income Taxes,” which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the consolidated financial statements or tax returns. The Company accounts for income taxes using the asset and liability method to compute the differences between the tax basis of assets and liabilities and the related financial amounts, using currently enacted tax rates. A valuation allowance is recorded when it is “more likely-than-not” that a deferred tax asset will not be realized.

The Company’s practice is to recognize interest and penalties, if any, related to uncertain tax positions in income tax expense in the consolidated statements of operations.

Measurement of Fair Value

Measurement of Fair Value

The fair value of a financial instrument is the amount that could be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Financial assets are marked to bid prices, and financial liabilities are marked to offer prices. Fair value measurements do not include transaction costs. A fair value hierarchy is used to prioritize the quality and reliability of the information used to determine fair values. Categorization within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fair value hierarchy is defined in the following three categories:

Level 1: Quoted market prices in active markets for identical assets or liabilities.

Level 2: Observable market-based inputs or inputs that are corroborated by market data.

Level 3: Unobservable inputs that are not corroborated by market data.

Measurement of Fair Value

The fair value of a financial instrument is the amount that could be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Financial assets are marked to bid prices and financial liabilities are marked to offer prices. Fair value measurements do not include transaction costs. A fair value hierarchy is used to prioritize the quality and reliability of the information used to determine fair values. Categorization within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fair value hierarchy is defined in the following three categories:

Level 1: Quoted market prices in active markets for identical assets or liabilities.

Level 2: Observable market-based inputs or inputs that are corroborated by market data.

Level 3: Unobservable inputs that are not corroborated by market data.

Earnings (Loss) per Share

Earnings (Loss) per Share

The Company computes basic and diluted earnings (loss) per share amounts in accordance with ASC Topic 260, “Earnings per Share.” Basic earnings (loss) per share is computed by dividing net income (loss) available to common shareholders by the weighted average number of common shares outstanding during the reporting period. Diluted earnings per share reflect the potential dilution that could occur if stock options and other commitments to issue common stock were exercised or equity awards vest resulting in the issuance of common stock that could share in the earnings of the Company. As of May 31, 2026, the Company has no potentially dilutive securities, such as options or warrants, currently issued and outstanding.

Earnings (Loss) per Share

The Company computes basic and diluted earnings (loss) per share amounts in accordance with ASC Topic 260, “Earnings per Share.” Basic earnings (loss) per share is computed by dividing net income (loss) available to common shareholders by the weighted average number of common shares outstanding during the reporting period. Diluted earnings per share reflects the potential dilution that could occur if stock options and other commitments to issue common stock were exercised or equity awards vest resulting in the issuance of common stock that could share in the earnings of the Company. As of August 31, 2025, the Company has no potentially dilutive securities, such as options or warrants, currently issued and outstanding.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

In November 2023, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, by introducing key amendments to enhance disclosures in public entities’ reportable segments. Notable changes include the mandatory disclosure of significant segment expenses regularly provided to the chief operating decision maker (“CODM”), disclosure of other segment items, and requirements for consistency in reporting measures used by the CODM. The amendments in this update are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Accordingly, the Company adopted the provisions of ASU 2023-07 as of January 31, 2025. The adoption of the new standard had no impact on the Company’s financial position, results of operations or cash flows on the date of transition.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which introduces more detailed requirements for annual disclosures for income taxes. The ASU requires public business entities to present specific categories in the income tax rate reconciliation and provide additional information for reconciling items that meet a quantitative threshold. ASU 2023-09 also requires all entities to disclose the amounts of income taxes paid, net of refunds received, disaggregated by federal, state, and foreign jurisdiction. The ASU is effective for fiscal years beginning after December 15, 2024. The Company is currently evaluating the effects, if any, that the adoption of ASU 2023-09 may have on its financial position, results of operations, cash flows, or disclosures.

In November 2024, the FASB issued ASU 2024-03, Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, which requires public business entities to disclose specific information about certain costs and expenses. The amendments in this update are effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating the effects, if any, that the adoption of ASU 2024-03 may have on its financial position, results of operations, cash flows, or disclosures.

In September 2025, the FASB issued ASU 2025-06-Intangibles-Goodwill and Other-Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software (ASU 2025-06), which is intended to simplify the capitalization guidance for internal-use software by removing references to project stages and clarifying when the capitalizing of eligible costs is required. ASU 2025-06 is effective for annual periods beginning after December 15, 2027, and interim periods within those fiscal years. Early adoption is permitted. The Company is in the process of evaluating the impact of this new guidance on its disclosures.

There are no other recently issued accounting pronouncements that have not yet been adopted that the Company considers material to its consolidated financial statements.

Recently Issued Accounting Pronouncements

In November 2023, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, by introducing key amendments to enhance disclosures in public entities’ reportable segments. Notable changes include the mandatory disclosure of significant segment expenses regularly provided to the chief operating decision maker (“CODM”), disclosure of other segment items, and requirements for consistency in reporting measures used by the CODM. The amendments in this update are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Accordingly, the Company adopted the provisions of ASU 2023-07 as of January 31, 2025. The adoption of the new standard had no impact on the Company’s financial position, results of operations or cash flows on the date of transition.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which introduces more detailed requirements for annual disclosures for income taxes. The ASU requires public business entities to present specific categories in the income tax rate reconciliation and provide additional information for reconciling items that meet a quantitative threshold. ASU 2023-09 also requires all entities to disclose the amounts of income taxes paid, net of refunds received, disaggregated by federal, state, and foreign jurisdiction. The ASU is effective for fiscal years beginning after December 15, 2024. The Company is currently evaluating the effects, if any, that the adoption of ASU 2023-09 may have on its financial position, results of operations, cash flows, or disclosures.

In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, which requires public business entities to disclose specific information about certain costs and expenses. The amendments in this update are effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating the effects, if any, that the adoption of ASU 2024-03 may have on its financial position, results of operations, cash flows, or disclosures.

There are no other recently issued accounting pronouncements that have not yet been adopted that the Company considers material to its consolidated financial statements.